ADVANCES TO VENDORS (Tables)	6 Months Ended
Sep. 30, 2025
ADVANCES TO VENDORS
Schedule of advance to vendors

	September 30,	March 31,
	2025	2025
	(Unaudited)
Advances to vendors for outsourcing the value-added services	$9,007,720	$9,400,197
Less: allowance for doubtful accounts	—	—
Advances to vendors, net	$9,007,720	$9,400,197